Leases - Summary of Aging of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Presentation of leases for lessee [abstract]
Current	$ 129,412	$ 0
Non-current	132,971	0
Balance at June 30, 2020	$ 262,383	$ 336,090